Note 10 - Long-term Debt (Details Textual) € in Millions																																1 Months Ended		12 Months Ended			24 Months Ended
	Dec. 31, 2025 USD ($)	Nov. 21, 2025 USD ($)	Nov. 14, 2025 USD ($)	Oct. 16, 2025 USD ($)	Oct. 15, 2025 USD ($)	Oct. 13, 2025 USD ($)	Oct. 10, 2025 USD ($)	Oct. 09, 2025 USD ($)	Aug. 26, 2025 USD ($)	Jul. 08, 2025 USD ($)	Jun. 17, 2025 USD ($)	Mar. 31, 2025 USD ($)	Dec. 20, 2024 USD ($)	Sep. 12, 2024 USD ($)	Jul. 19, 2024 USD ($)	Jul. 10, 2024 USD ($)	Oct. 13, 2023 USD ($)	May 30, 2023 USD ($)	Apr. 24, 2023 USD ($)	Nov. 14, 2022 USD ($)	Oct. 07, 2022 USD ($)	Sep. 30, 2022 USD ($)	Jun. 17, 2022 USD ($)	Feb. 01, 2022 USD ($)	Jan. 31, 2022 USD ($)	Oct. 25, 2021 USD ($)	Oct. 12, 2021 USD ($)	Aug. 12, 2021 USD ($)	Jun. 24, 2021 USD ($)	Jun. 07, 2021 USD ($)	Jun. 04, 2021 USD ($)	Jan. 31, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 USD ($)	Sep. 05, 2025 USD ($)	Sep. 04, 2025 USD ($)	May 26, 2023 USD ($)	Apr. 19, 2023 USD ($)	Dec. 14, 2022 USD ($)	Nov. 11, 2022 USD ($)	Sep. 29, 2022 USD ($)	May 12, 2022 USD ($)	Jan. 26, 2022 USD ($)	Jun. 01, 2021 USD ($)	May 25, 2021 EUR (€)	Mar. 29, 2021 USD ($)	Mar. 24, 2021 USD ($)	Mar. 19, 2021 USD ($)
Interest Expense, Operating and Nonoperating																																		$ 90,158,000	$ 117,072,000	$ 126,790,000
Other Long-Term Debt	$ 193,632,000																																	193,632,000	584,632,000		$ 193,632,000
Interest Expense, Debt																																		79,799,000	95,693,000	107,842,000
Interest Costs Capitalized																																		$ 466,000
Minimum [Member]
Term Loan, Value Maintenance Clauses	110.00%																																	110.00%			110.00%
Maximum [Member]
Term Loan, Value Maintenance Clauses for Specific One	140.00%																																	140.00%			140.00%
Loans Payable [Member] | Venetiko [Member]
Repayments of Debt																												$ 7,395,100
Loans Payable [Member] | ZIM Shanghai [Member]
Repayments of Debt																											$ 6,531,000
Loans Payable [Member] | ZIM New York [Member]
Repayments of Debt																										$ 6,136,000
Loans Payable [Member] | Sealand Illinois [Member]
Repayments of Debt																					$ 6,492,000
Loans Payable [Member] | Oakland [Member]
Repayments of Debt																	$ 2,668,200
Ainsley Maritime Co. and Ambrose Maritime Co. Loan Agreement [Member] | Loans Payable [Member]
Debt Instrument, Face Amount	$ 49,553,600																																	$ 49,553,600			$ 49,553,600														$ 150,000,000
Ainsley Maritime Co. and Ambrose Maritime Co. Loan Agreement Each Tranche [Member] | Loans Payable [Member]
Debt Instrument, Periodic Payment, Total																																					1,339,300
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	21,428,600																																	21,428,600			21,428,600
Hyde Maritime Co. and Skerrett Maritime Co. Loan Agreement [Member] | Loans Payable [Member]
Debt Instrument, Face Amount	46,644,200																																	46,644,200			46,644,200													$ 147,000,000
Hyde Maritime Co. and Skerrett Maritime Co. Loan Agreement, Tranche A [Member] | Loans Payable [Member]
Debt Instrument, Periodic Payment, Total																																		1,413,500
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	28,269,200																																	28,269,200			28,269,200
Kemp Maritime Co. Loan Agreement [Member] | Loans Payable [Member]
Debt Instrument, Face Amount	47,125,000																																	47,125,000			47,125,000												$ 75,000,000
Debt Instrument, Periodic Payment, Total																																		1,425,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	28,600,000																																	28,600,000			28,600,000
Loan Agreement with 11 Companies [Member] | Loans Payable [Member]
Debt Instrument, Face Amount																																															$ 158,105,000
Repayments of Long-Term Debt																								$ 34,730,000
Loan Agreement with 11 Companies, Refinancing Tranche [Member] | Loans Payable [Member]
Debt Instrument, Face Amount	2,414,000																																	2,414,000			2,414,000
Proceeds from Issuance of Long-term Debt, Total																															$ 50,105,000
Loan Agreement with 11 Companies, Tranche C [Member] | Loans Payable [Member]
Proceeds from Issuance of Long-term Debt, Total																															$ 38,000,000
Loan Agreement with 11 Companies, Tranche A [Member] | Loans Payable [Member]
Proceeds from Issuance of Long-term Debt, Total																														$ 35,000,000
Loan Agreement with 11 Companies, Tranche B [Member] | Loans Payable [Member]
Proceeds from Issuance of Long-term Debt, Total																													$ 35,000,000
Loan Agreement with 11 Companies, Tranche A and B [Member] | Loans Payable [Member]
Debt Instrument, Face Amount	8,000,000																																	8,000,000			8,000,000
Refinance Term Loan to Vulpecula, Volans, Virgo and Vela and Tranche C of 11 Companies Term Loan [Member] | Loans Payable [Member]
Debt Instrument, Face Amount	20,750,000																																	20,750,000			20,750,000									$ 85,000,000
Debt Instrument, Periodic Payment, Total																																		1,750,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	19,000,000																																	19,000,000			19,000,000
Proceeds from Issuance of Debt																									$ 85,000,000
Refinance Term Loans of 17 Companies [Member] | Loans Payable [Member]
Debt Instrument, Face Amount	212,667,000																																	212,667,000			212,667,000								$ 500,000,000
Debt Instrument, Periodic Payment, Total																																		20,523,800
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	89,523,800																																	89,523,800			89,523,800
Proceeds from Issuance of Debt																																	$ 500,000,000
Refinance Term Loan for Reddick Shipping and Verandi Shipping [Member] | Loans Payable [Member]
Debt Instrument, Face Amount	9,000,000																																	9,000,000			9,000,000							$ 46,000,000
Proceeds from Issuance of Debt																						$ 46,000,000
Refinance Term Loan for Quentin Shipping and Sander Shipping [Member] | Loans Payable [Member]
Debt Instrument, Face Amount	26,937,500																																	26,937,500			26,937,500						$ 85,000,000
Debt Instrument, Periodic Payment, Total																																		1,296,900
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	1,000,000																																	1,000,000			1,000,000
Proceeds from Issuance of Debt																				$ 85,000,000
Refinance Term Loan for Ten Companies [Member] | Loans Payable [Member]
Debt Instrument, Face Amount	146,600,000																																	146,600,000			146,600,000					$ 322,830,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	16,800,000																																	16,800,000			16,800,000
Proceeds from Issuance of Debt																																$ 322,830,000
NML Loan Agreement [Member] | Loans Payable [Member]
Repayments of Long-Term Debt														$ 3,962,000
Alford Shipping Co., Finney Shipping Co., Kalamata Shipping Corporation, Nisbet Shipping Co. and Novara Shipping Co. Loan Agreement [Member] | Loans Payable [Member]
Debt Instrument, Face Amount	44,000,000																																	44,000,000			44,000,000				$ 72,000,000
Debt Instrument, Periodic Payment, Total																																		2,500,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	9,000,000																																	9,000,000			9,000,000
Proceeds from Issuance of Long-term Debt, Total																			$ 69,000,000
Capetanissa Maritime Corporation and Berg Shipping Co. Loan Agreement [Member] | Loans Payable [Member]
Debt Instrument, Face Amount																																								$ 25,548,000
Proceeds from Issuance of Long-term Debt, Total																		$ 24,167,000
Capetanissa Maritime Corporation and Berg Shipping Co. Tranche A [Member] | Loans Payable [Member]
Debt Instrument, Face Amount	9,055,000																																	9,055,000			9,055,000
Debt Instrument, Periodic Payment, Total																																					513,200
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	3,923,000																																	3,923,000			3,923,000
Capetanissa Maritime Corporation and Berg Shipping Co. Tranche B [Member] | Loans Payable [Member]
Debt Instrument, Face Amount	6,362,000																																	6,362,000			6,362,000
Debt Instrument, Periodic Payment, Total																																		361,800
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	2,744,000																																	2,744,000			2,744,000
Loans Agreements 4 NML Subsidiaries [Member] | Loans Payable [Member]
Debt Instrument, Face Amount	20,250,000																																	20,250,000			20,250,000
Debt Instrument, Periodic Payment, Total	750,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	12,000,000																																	12,000,000			12,000,000
Repayments of Debt																$ 8,010,000
Loans Agreements, Two NML Subsidiaries [Member] | Loans Payable [Member]
Debt Instrument, Face Amount	7,150,000																																	7,150,000			7,150,000
Debt Instrument, Periodic Payment, Total																																		260,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	4,550,000																																	4,550,000			4,550,000
Repayments of Debt															$ 8,710,000
Loans Agreements, Two NML Subsidiaries 2 [Member] | Loans Payable [Member]
Debt Instrument, Face Amount	9,648,000																																	9,648,000			9,648,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	4,450,000																																	4,450,000			4,450,000
Loans Agreements, One NML Subsidiary [Member] | Loans Payable [Member]
Debt Instrument, Face Amount	3,952,000																																	3,952,000			3,952,000
Debt Instrument, Periodic Payment, Total																																		247,500
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	1,477,000																																	1,477,000			1,477,000
Loans Agreements, One NML Subsidiary 2 [Member] | Loans Payable [Member]
Debt Instrument, Face Amount	4,574,000																																	4,574,000			4,574,000
Debt Instrument, Periodic Payment, Total																																		234,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	2,000,000																																	2,000,000			2,000,000
Loans Agreements, Two NML Subsidiaries 3 [Member] | Loans Payable [Member]
Debt Instrument, Face Amount	8,531,000																																	8,531,000			8,531,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	5,250,000																																	5,250,000			5,250,000
Loans Agreements, One NML Subsidiary 3 [Member] | Loans Payable [Member]
Debt Instrument, Face Amount	9,792,000																																	9,792,000			9,792,000
Debt Instrument, Periodic Payment, Total																																		351,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	5,580,000																																	5,580,000			5,580,000
Loans Agreements, One NML Subsidiary 4 [Member] | Loans Payable [Member]
Debt Instrument, Face Amount	8,934,000																																	8,934,000			8,934,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	4,275,000																																	4,275,000			4,275,000
Loans Agreements, Three NML Subsidiaries [Member] | Loans Payable [Member]
Repayments of Debt									$ 10,282,000		$ 10,489,000		$ 10,257,000
Loans Agreements, Two NML Subsidiaries 4 [Member] | Loans Payable [Member]
Debt Instrument, Face Amount	7,670,000																																	7,670,000			7,670,000
Repayments of Debt		$ 7,610,000
N M L Loan 12 [Member] | Loans Payable [Member]
Debt Instrument, Face Amount	5,030,000																																	5,030,000			5,030,000
Debt Instrument, Periodic Payment, Total																																		220,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	1,950,000																																	1,950,000			1,950,000
N M L Loan 13 [Member] | Loans Payable [Member]
Repayments of Debt										$ 4,820,000
Loans Agreements, One NML Subsidiary 7 [Member] | Loans Payable [Member]
Debt Instrument, Face Amount	3,545,000																																	3,545,000			3,545,000
Debt Instrument, Periodic Payment, Total																																		210,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	1,025,000																																	1,025,000			1,025,000
Loans Agreements, One NML Subsidiary 8 [Member] | Loans Payable [Member]
Debt Instrument, Face Amount	4,617,000																																	4,617,000			4,617,000
Debt Instrument, Periodic Payment, Total																																		128,300
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	2,565,000																																	2,565,000			2,565,000
Loans Agreements, One NML Subsidiary 5 [Member] | Loans Payable [Member]
Debt Instrument, Face Amount	10,917,000																																	10,917,000			10,917,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	6,120,000																																	6,120,000			6,120,000
Loans Agreements, One NML Subsidiary 6 [Member] | Loans Payable [Member]
Repayments of Debt			$ 18,795,000
Loans Agreement with Sykes Maritime Co. [Member] | Loans Payable [Member]
Debt Instrument, Face Amount	22,323,000											$ 23,500,000																						22,323,000			22,323,000
Debt Instrument, Periodic Payment, Total																																		392,500
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	15,650,000																																	15,650,000			15,650,000
Proceeds from Issuance of Long-term Debt, Total												$ 23,500,000
Number of Vessels												1
N M L Loan 18 [Member] | Loans Payable [Member]
Debt Instrument, Face Amount	78,041,000																																	78,041,000			78,041,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	40,120,000																																	40,120,000			40,120,000
Loan Agreements with Beardmore and Fairbank Maritime Companies [Member] | Loans Payable [Member]
Debt Instrument, Face Amount																																							$ 120,000,000
Debt Instrument, Periodic Payment, Total																																		937,500
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	41,250,000																																	41,250,000			41,250,000
Proceeds from Issuance of Long-term Debt, Total							$ 120,000,000
Number of Vessels																																							2
Loan Agreements with Barkley and Conley Shipping Cos. and Bertrand and Schofield Maritime Co's. [Member] | Loans Payable [Member]
Debt Instrument, Face Amount																																						$ 245,000,000
Loan Agreements with Barkley Shipping Co. and Conley Shipping Co. [Member] | Loans Payable [Member]
Debt Instrument, Face Amount	130,000,000																																	130,000,000			130,000,000
Debt Instrument, Periodic Payment, Total																																		1,625,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	97,500,000																																	97,500,000			97,500,000
Proceeds from Issuance of Long-term Debt, Total								$ 130,000,000
Number of Vessels																																						2
Loan Agreements with Bertrand Maritime Co. and Schofield Maritime Co. [Member] | Loans Payable [Member]
Debt Instrument, Face Amount	111,571,000																																	111,571,000			111,571,000
Debt Instrument, Periodic Payment, Total																																		1,743,300
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	76,704,700																																	76,704,700			76,704,700
Proceeds from Issuance of Long-term Debt, Total					$ 111,571,000
Number of Vessels																																						2
N M L Loan 19 [Member] | Loans Payable [Member]
Debt Instrument, Face Amount	10,429,000																																	10,429,000			10,429,000
Debt Instrument, Periodic Payment, Total																																		368,300
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	3,800,000																																	3,800,000			3,800,000
Five Pre- and Post-delivery Financial Agreements [Member]
Repayments of Long-Term Debt							$ 126,873,000
Interest Expense, Operating and Nonoperating																																		14,052,000	16,095,000	16,957,000
Financial Arrangement, Share Purchase Agreement [Member]
Debt Instrument, Face Amount	0																																	0			0
Repayments of Long-Term Debt				$ 110,837,000		$ 112,625,000																	$ 77,435,000
Interest Expense, Operating and Nonoperating																																		8,122,000	11,351,000	12,511,000
Financing Arrangements [Member]
Other Long-Term Debt	$ 193,632,000																																	$ 193,632,000			$ 193,632,000
The Bond [Member] | Unsecured Debt [Member]
Debt Instrument, Face Amount | €																																																€ 100
Interest Expense, Operating and Nonoperating																																			$ 2,688,000	$ 2,962,000
Debt Instrument, Interest Rate, Stated Percentage																																																2.70%
The Bond [Member] | Unsecured Debt [Member] | The Seventh or Eighth Coupon Payment Date [Member]
Debt Instrument, Redemption, Premium Percentage																																																0.50%
Term Loan and Other Financing Arrangements [Member]
Long-Term Debt, Weighted Average Interest Rate, at Point in Time	4.80%																																	4.80%	4.70%	4.70%	4.80%
Term Loan and Other Financing Arrangements [Member] | Minimum [Member]
Debt Instrument, Interest Rate During Period																																		2.99%	2.99%	2.99%
Term Loan and Other Financing Arrangements [Member] | Maximum [Member]
Debt Instrument, Interest Rate During Period																																		5.88%	6.63%	9.00%
Loans Agreement with Fairbanks Maritime Co. [Member] | Loans Payable [Member]
Debt Instrument, Face Amount	$ 60,000,000																																	$ 60,000,000			$ 60,000,000